Contract assets and liabilities (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred revenue | $	$ 625		$ 1,076
ZHEJIANG TIANLAN
Deferred revenue | ¥		¥ 34,503		¥ 37,481